Income and expenses - Sale by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Sales by segment
Sales	$ 2,274,038	$ 1,741,693	[1]	$ 1,576,037	[1]
Eliminations
Sales by segment
Sales	(187,305)	(65,353)		(127,199)
Electrometallurgy - North America
Sales by segment
Sales	710,716	541,143		521,192
Electrometallurgy - North America | Operating segments
Sales by segment
Sales	710,716	541,143		521,192
Electrometallurgy - Europe
Sales by segment
Sales	1,447,973	1,083,200		949,547
Electrometallurgy - Europe | Operating segments
Sales by segment
Sales	1,447,973	1,083,200		949,547
Electrometallurgy - South Africa
Sales by segment
Sales	208,543	122,504		142,160
Electrometallurgy - South Africa | Operating segments
Sales by segment
Sales	208,543	122,504		142,160
Other segments
Sales by segment
Sales	94,111	60,199		90,337
Other segments | Operating segments
Sales by segment
Sales	$ 94,111	$ 60,199		$ 90,337

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.